Segment Reporting (Details) - Schedule of basis of geographical segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	$ 409,920	$ 409,742	$ 331,467
South America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	275,933	284,068	249,983
Central America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	86,679	72,188	58,082
North America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	37,115	44,857	12,576
Europe [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	$ 10,193	$ 8,629	$ 10,826